UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 14, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $162512(thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              604059105      354     4545 SH       SOLE                                       4545
Abbott Labs                    COM              002824100      255     5242 SH       SOLE                                       5242
Altria Group Incorporated      COM              02209s103      253     2950 SH       SOLE                                       2950
American International Group   COM              026874107     5188    72396 SH       SOLE                                      72396
Apple Computer                 COM              037833100      306     3606 SH       SOLE                                       3606
Automatic Data Processing      COM              053015103     4510    91568 SH       SOLE                                      91568
BP PLC ADR                     COM              055622104     3929    58554 SH       SOLE                                      58554
Canon Inc. ADR                 COM              138006309     6666   117800 SH       SOLE                                     117800
Chevron Corp New Com           COM              166764100     1383    18810 SH       SOLE                                      18810
Cisco Systems                  COM              17275R102     2241    81989 SH       SOLE                                      81989
Citigroup Inc                  COM              172967101      443     7957 SH       SOLE                                       7957
Coca-Cola                      COM              191216100     4770    98859 SH       SOLE                                      98859
Compass Bancshares Inc.        COM              20449H109      621    10410 SH       SOLE                                      10410
Donaldson Co.                  COM              257651109     6571   189315 SH       SOLE                                     189315
Dover Corp.                    COM              260003108     5002   102044 SH       SOLE                                     102044
Echelon                        COM              27874n105      423    52825 SH       SOLE                                      52825
Emerson Electric               COM              291011104     4915   111480 SH       SOLE                                     111480
Exxon Mobil                    COM              30231G102     7668   100068 SH       SOLE                                     100068
Fed Ex Corp                    COM              31428x106     3064    28210 SH       SOLE                                      28210
General Electric               COM              369604103      886    23802 SH       SOLE                                      23802
Home Depot                     COM              437076102     2873    71527 SH       SOLE                                      71527
Illinois Tool Works            COM              452308109     5327   115323 SH       SOLE                                     115323
Intel Corp.                    COM              458140100     1690    83480 SH       SOLE                                      83480
Johnson & Johnson              COM              478160104     6406    97030 SH       SOLE                                      97030
Luminex Corp                   COM              55027E102      680    53576 SH       SOLE                                      53576
McGraw Hill                    COM              580645109      358     5267 SH       SOLE                                       5267
Microsoft Corp                 COM              594918104     4192   140388 SH       SOLE                                     140388
Molex Inc.                     COM              608554101     3758   118815 SH       SOLE                                     118815
National Instruments Corp.     COM              636518102     1556    57115 SH       SOLE                                      57115
Nokia                          COM              654902204     1675    82442 SH       SOLE                                      82442
Nordson Corp.                  COM              655663102     4555    91418 SH       SOLE                                      91418
Novartis ADR                   COM              66987V109     3262    56790 SH       SOLE                                      56790
Pepsico Inc.                   COM              713448108      603     9636 SH       SOLE                                       9636
Procter & Gamble               COM              742718109     6790   105650 SH       SOLE                                     105650
Royal Dutch Shell PLC ADR      COM              780259206     4506    63660 SH       SOLE                                      63660
Sabine Royalty Trust UBI       COM              785688102      592    14000 SH       SOLE                                      14000
San Juan Basin Royalty Trust   COM              798241105    20250   616452 SH       SOLE                                     616452
Schlumberger Ltd               COM              806857108     6021    95325 SH       SOLE                                      95325
Sigma-Aldrich                  COM              826552101     5311    68340 SH       SOLE                                      68340
Sysco Corp.                    COM              871829107     4432   120570 SH       SOLE                                     120570
Telefonica de Espana           COM              879382208     1015    15922 SH       SOLE                                      15922
Unilever N.V.                  COM              904784709     3163   116063 SH       SOLE                                     116063
United Parcel Serv Cl B        COM              911312106     3398    45315 SH       SOLE                                      45315
W.W. Grainger                  COM              384802104     4817    68880 SH       SOLE                                      68880
Wal-Mart Stores                COM              931142103     3135    67889 SH       SOLE                                      67889
Weyerhaeuser                   COM              962166104     2697    38175 SH       SOLE                                      38175
REPORT SUMMARY		       46 DATA RECORDS		     162512         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

